Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ 180,142	$ (896,690)	$ 1,047,641
Accrued interest income from loans		(199,954)	(317,171)
Net investment (gain) loss	(675,648)	142,367	(1,461,227)
Changes in operating assets and liabilities:
Accounts receivable	(1,697,673)
Deferred offering cost			(130,134)
Due from intercompany			(5,000)
Accounts payable	85,860
Due to intercompany	2,255		3,067
Prepaid expenses and other current assets	293,893
Net cash used in operating activities	(1,811,171)	(954,277)	(862,824)
Loans to third parties	(3,000,000)	(1,092,453)	(11,260,542)
Repayment from third-party loans	3,000,000	3,810,089	8,830,933
Purchases of bank deposits	(11,600,000)	(18,200,000)
Redeem of bank deposits	9,200,000	7,500,000
Purchases of held-to-maturity investments			(11,000,000)
Redemption of held-to-maturity investments			7,159,018
Deposit for acquisition	1,000,000	(1,010,000)
Net cash used in investing activities	(1,400,000)	(8,992,364)	(6,270,591)
Proceeds from issuance of ordinary shares		8,200,000	15,142,902
Net cash provided by financing activities		8,200,000	15,142,902
Net (decrease) increase in cash	(3,211,171)	(1,746,641)	8,009,487
Cash and cash equivalents at beginning of the year	6,489,424	8,236,065	226,578
Cash and cash equivalents at end of the year	$ 3,278,253	$ 6,489,424	$ 8,236,065